Schedule of sensitivity of defined benefit obligation to reasonably possible changes in the principal assumptions (Details)	Jun. 30, 2026 USD ($)
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase in defined benefit obligation	$ (63,926)
Decrease in defined benefit obligation	75,686
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase in defined benefit obligation	56,705
Decrease in defined benefit obligation	(52,256)
Actuarial assumption of employee attrition rates [member]
IfrsStatementLineItems [Line Items]
Increase in defined benefit obligation	2,083
Decrease in defined benefit obligation	$ (2,689)